Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The interim condensed consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States of America.

Basis of Presentation The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States of America.
Basis of Consolidation	Basis of Consolidation The interim condensed consolidated financial statements include the accounts of the Company and its subsidiary. All intercompany transactions and balances have been eliminated.	Basis of Consolidation The consolidated financial statements include the accounts of the Company and its subsidiary. All intercompany transactions and balances have been eliminated.
Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying unaudited interim condensed consolidated financial statements and related notes have been prepared in accordance with U.S. GAAP for interim financial information, and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited interim condensed consolidated financial statements furnished reflect all adjustments (consisting of normal recurring accruals) which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. Unaudited interim results are not necessarily indicative of the results for the full fiscal year. These unaudited interim condensed consolidated financial statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 2017 and notes thereto contained in the information as part of the Company’s Annual Report on Form 10-K, which was filed with the SEC on April 2, 2018.

Use of Estimates

Use of Estimates

The preparation of interim condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include short-term, highly liquid investments, such as certificates of deposit or money market funds that are readily convertible to known amounts of cash and have original maturities of three months or less. All cash balances are held by major banking institutions.

The carrying amounts of cash and cash equivalents, prepaid expenses, short-term loans receivable, trade payables and convertible notes payable approximate their fair value due to the short-term maturity of such instruments.

Contingent Liabilities

Contingent Liabilities:

The Company accounts for its contingent liabilities in accordance with ASC No. 450 “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2017 and 2016, the Company was not a party to any litigation that could have a material adverse effect on the Company’s business, financial position, results of operations or cash flows.

Income Taxes

Income Taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

FASB Accounting Standards Codification Topic 740, Income Taxes (“ASC 740”), clarifies the accounting for uncertainty in income taxes recognized in the financial statements. ASC 740 provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions must meet a more-likely-than-not recognition threshold to be recognized. ASC 740 also provides guidance on measurement, derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. We have determined that the Company does not have uncertain tax positions on its tax returns for the years 2017 and prior. Based on evaluation of the 2017 transactions and events, the Company does not have any material uncertain tax positions that require measurement.

Our policy is to recognize interest and/or penalties related to income tax matters in income tax expense. We had no accrual for interest or penalties on our consolidated balance sheets at December 31, 2017 or 2016, and have not recognized interest and/or penalties in the consolidated statement of operations for the years ended December 31, 2017 or 2016.

We are subject to taxation in the U.S. and the state of California. All of our tax years are subject to examination by the U.S. and California tax authorities due to the carry-forward of unutilized net operating losses.

Collectability of Accounts Receivable

Collectability of Accounts Receivable

In considering the collectability of accounts receivable, the Company takes into account the legal obligation for payment by the customer, as well as the financial capacity of the customer to fund its obligation to the Company.

Earnings Per Share

Earnings per Share

The Company computes earnings (loss) per share in accordance with ASC 105, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic earnings (loss) per share is computed by dividing net loss available to common stockholders by the weighted average number of outstanding common shares during the period. Diluted earnings (loss) per share gives effect to all dilutive potential common shares outstanding during the period. At September 30, 2018, common shares from the conversion of debt (11,760,208 shares) (Note 3) and exercise of stock options (880,553 shares) (Note 9) have been excluded as their effect is anti-dilutive. At September 30, 2017, common shares from the conversion of debt (7,159,969 shares) and exercise of stock options (nil) have been excluded as their effect is anti-dilutive.

Earnings per Share

The Company computes earnings (loss) per share in accordance with ASC 105, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic earnings (loss) per share is computed by dividing net loss available to common stockholders by the weighted average number of outstanding common shares during the period. Diluted earnings (loss) per share gives effect to all dilutive potential common shares outstanding during the period. Common shares from the conversion of debt (10,730,310 shares) (Note 3) and exercise of stock options (733,331 shares) (Note 7) have been excluded as their effect is anti-dilutive.

Stock- Based Compensation

Stock-Based Compensation

The Company has adopted FASB guidance on stock-based compensation. Under FASB ASC 718-10-30-2, all share-based payments to employees, including grants of employee stock options, are recognized in the income statement based on their fair values. The fair value of the options is calculated based upon the Black Scholes valuation model. (Note 7)

The Company has issued stock options to employees and non-employees. Stock options granted to non-employees for services or performance not yet rendered would be expensed over the service period or until the goals had been reached. The fair value calculation is recalculated at the end of every reporting period until the goal had been reached, when the expense has been wholly recognized. The stock options granted to non-employees during the year ended December 31, 2017 were for services already rendered in lieu of cash compensation and, as such, the service period has already passed and the entirety of the expense was recognized in the year.

Digital Currency Valuation

Digital Currency Valuation

Digital currencies consist of cryptocurrency denominated assets and are included in current assets. Digital currencies are carried at their fair market value determined by an average spot rate of the most liquid digital currency exchanges. On an interim basis, we recognize decreases in the value of the assets caused by market declines. Subsequent increases in the value of these assets through market price recoveries during the same fiscal year are recognized in the later interim period, but may not exceed the total previously recognized decreases in value during the same year. Such unrealized gains or losses resulting from changes the value of the digital currency are recorded in Other Income, net in the consolidated statements of operations. Gains and losses realized upon sale of digital currencies are also recorded in Other Income, net in the consolidated statement of operations.

Fair market value is determined by taking the average spot rate from the most liquid digital currency exchanges. Digital currencies are measured using level one fair values, determined by taking the rate from market currency exchanges. Digital currency prices are affected by various forces including global supply and demand, interest rates, exchange rates, inflation or deflation and the global political and economic conditions. The Company may not be able to liquidate its inventory of digital currency at its desired price if required. A decline in the market prices for digital currencies could negatively impact the Company’s future operations. The digital currency market is still a new market and is highly volatile; historical prices are not necessarily indicative of future value; a significant change in the market prices for digital currencies would have a significant impact on the Company’s earnings and financial position.

The Company did not hold any digital currency at December 31, 2017 and December 31, 2016.

Revenue Recognition

Revenue Recognition

Revenue is recognized in accordance with FASB ASC Topic 606, Revenue Recognition.

The Company primarily generates revenues from professional services consulting agreements. These arrangements are generally entered into on a contingent fee basis. There is no prepayment or retainer required prior to performing services and the entire fees is earned on a contingent basis. The Company also provides monthly post-business launch support services. The recurring monthly post-business launch support services are recognized as revenue each month that the subscription is maintained.

The Company generally enters into arrangements for which revenues are contingent upon achieving a pre-determined deliverable or future outcome. Any contingent revenue for these arrangements is not recognized until the contingency is resolved and collectability is reasonably assured.

Differences between the timing of billings and the recognition of revenue are recognized as either unbilled revenue (a component of accounts receivable) or deferred revenue on the consolidated balance sheet. Revenues recognized for services performed but not yet billed to clients are recorded as unbilled revenue.

Reimbursable expenses, including those relating to travel, other out-of-pocket expenses and any third-party costs, are included as a component of revenues. Typically, an equivalent amount of reimbursable expenses are included in total direct client service costs. Taxes collected from customers and remitted to governmental authorities are presented in the statement of operations on a net basis.

Revenue Recognition

Revenue is recognized in accordance with FASB ASC Topic 606, Revenue Recognition. The Company recognizes revenue when persuasive evidence of an arrangement exists, the related services are rendered or delivery has occurred, the price is fixed or determinable and collectability is reasonably assured. The Company has early adopted this policy.

The Company primarily generates revenues from professional services consulting agreements. These arrangements are generally entered into on a contingent fee basis. There is no prepayment or retainer required prior to performing services and the entire fees is earned on a contingent basis. The Company also provides monthly post-business launch support services. The recurring monthly post-business launch support services are recognized as revenue each month that the subscription is maintained.

The Company generally enters into arrangements for which revenues are contingent upon achieving a pre-determined deliverable or future outcome. Any contingent revenue for these arrangements is not recognized until the contingency is resolved and collectability is reasonably assured.

Differences between the timing of billings and the recognition of revenue are recognized as either unbilled revenue (a component of accounts receivable) or deferred revenue on the consolidated balance sheet. Revenues recognized for services performed but not yet billed to clients are recorded as unbilled revenue.

Reimbursable expenses, including those relating to travel, other out-of-pocket expenses and any third-party costs, are included as a component of revenues. Typically, an equivalent amount of reimbursable expenses are included in total direct client service costs. Taxes collected from customers and remitted to governmental authorities are presented in the statement of operations on a net basis.

Service Costs

Service costs

The Company’s policy is to defer direct service costs that relate to the earning of contingent fee revenue. These deferred costs are expensed when the contingent fee revenue is recognized or when the earning the contingent fee revenue is in doubt.

Service costs

The Company’s policy is to defer direct service costs that relate to the earning of contingent fee revenue. These deferred costs are expensed when the contingent fee revenue is recognized or when the earning the contingent fee revenue is in doubt.

Reclassification

Reclassification

Certain reclassifications have been made to the 2017 financial statements in order for them to conform to the 2018 presentation. Such reclassifications have no impact on the Company’s financial position or results or operations.

Reclassification

Certain reclassifications have been made to the 2016 financial statements in order for them to conform to the 2017 presentation. Such reclassifications have no impact on the Company’s financial position or results or operations.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

Statement of Cash Flows (ASU 2016-15)

This update provides specific guidance to clarify how entities should classify certain cash receipts and cash payments on the statement of cash flows. The update also clarifies the application of the predominance principle when cash receipts and cash payments have aspects of more than one class of cash flows. The Company adopted this standard effective January 1, 2018. The adoption of this update had no material effect on our financial statements.

Financial Instruments – Recognition and Measurement (ASU 2016-01)

This update retains the current accounting for classifying and measuring investments in debt securities and loans, but requires equity investments to be measured at fair value with subsequent changes recognized in net income, except for those accounted for under the equity method or requiring consolidation. The Company adopted this standard effective January 1, 2018. The adoption of this update had no material effect on our financial statements.

Recently Adopted Accounting Pronouncements

Statement of Cash Flows (ASU 2016-15)

This update provides specific guidance to clarify how entities should classify certain cash receipts and cash payments on the statement of cash flows. The update also clarifies the application of the predominance principle when cash receipts and cash payments have aspects of more than one class of cash flows. We will be required to adopt this standard effective January 1, 2018. We do not expect the adoption of this update to have a material effect on our financial statements.

Financial Instruments – Recognition and Measurement (ASU 2016-01)

This update retains the current accounting for classifying and measuring investments in debt securities and loans, but requires equity investments to be measured at fair value with subsequent changes recognized in net income, except for those accounted for under the equity method or requiring consolidation. We will be required to adopt this standard effective January 1, 2018. We do not expect the adoption of this update to have a material effect on our financial statements.

Future Accounting Pronouncements

Future Accounting Pronouncements

Leases (ASU 2016-02)

In February 2016, the FASB issued new guidance, ASU No. 2016-02, Leases (Topic 842). The main difference between current U.S. GAAP and the new guidance is the recognition of lease liabilities based on the present value of remaining lease payments and corresponding lease assets for operating leases under current U.S. GAAP with limited exception. Additional qualitative and quantitative disclosures are also required by the new guidance. Topic 842 is effective for annual reporting periods (including interim reporting periods) beginning after December 15, 2018. Early adoption is permitted. The Company is in the process of evaluating the amendments to determine if they have a material impact on the Company’s financial position, results of operations, cash flows or disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. This guidance will be effective for reporting periods beginning after December 15, 2019, with early adoption permitted. The Company is currently in the process of evaluating the impact of the adoption of this ASU on the Company’s consolidated financial statements.